March 21, 2011

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:      The James Advantage Funds, File Nos. 333-37277 and 811-08411

Ladies and Gentlemen:

On behalf of The James Advantage Funds, a registered investment company (the “Trust” or the “Registrant”), we hereby submit, via electronic filing, Post-Effective Amendment No. 25 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to make revisions to the disclosures in the Prospectus and Statement of Additional Information (“SAI”) of the James Long-Short Fund.

The Registrant believes that the Prospectus of the Fund is substantially similar to the Prospectus of the Fund dated November 1, 2009, which was previously reviewed by the Commission’s staff, except as noted herein. The following sections of the Prospectus are materially different: Annual Fund Operating Expenses; and Principal Investment Strategies and Principal Investment Risks (under both Item 4 and Item 9). All of the other changes to the Prospectus are consistent with changes made to the Prospectus of the James Micro-Cap Fund dated July 1, 2010, which was reviewed by the staff, as modified for the Retail Class shares of the Trust that share the SAI with the James Long-Short Fund.

The Registrant believes that the SAI for the Fund (included in the SAI with the James Small Cap, Mid Cap and Market Neutral Funds) is substantially similar to the SAI for the same Funds dated November 1, 2010 (which included changes consistent with the SAI for the James Micro Cap Fund dated July 1, 2010, which was reviewed by the staff, as well as updating changes from the SAI for the same Funds dated November 1, 2009, which was reviewed by the staff), except as noted herein. The following subsections of the SAI are materially different: the subsections on Exchange-Traded Notes, Mortgage-Backed Securities, Asset-Backed and Receivable-Backed Securities, Income Trusts and Corporate Debt included in the Definitions, Policies and Risk Considerations section of the SAI. Other sections of the SAI have been modified to remove the statement that the James Long-Short Fund has not yet commenced operations and to conform the information to include the Long-Short Fund.

Based upon the preceding, on behalf of the Trust, we hereby request selective review of the Amendment. The Registrant has authorized me to convey to you that the Registrant acknowledges the following:

1. The Registrant is responsible for the adequacy and accuracy of the disclosure and the filings reviewed by the staff;

2. Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;

3. The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or require additional information, please contact Don Mendelsohn at (513) 352-6546.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP